SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, equipment and software, net (Details)	12 Months Ended
Dec. 31, 2021
Computer and electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	3 years
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	5 years
Office building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	20 years
License
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	20 years
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	5 years